INVESTMENTS - Consolidated subsidiaries Distribution Companies (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Sep. 26, 2014
Disclosure of subsidiaries
Net cash flow from subsidiary acquired	R$ 149,937,000
CELG-D
Disclosure of subsidiaries
Direct ownership (as a percent)		51.00%
Net cash flow from subsidiary acquired	1,065,266,000
Gain on sale of investment	R$ 1,524,687